4. Disposition of Latin American Operations (Tables)	12 Months Ended
Mar. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of proceeds from disposition
Cash received on October 27, 2016	$18,000,000
Cash received on March 16, 2017	1,500,000
Face value of variable consideration ($250,000 per year for ten years)	2,500,000
Total proceeds from sale	22,000,000
Equipment costs	(305,000)
Transaction costs	(556,000)
Total proceeds, net of transaction costs	21,139,000
Discount on variable consideration (using a 7.5% discount rate)	(752,000)
Total proceeds, net of discount	$20,387,000

Allocation of proceeds
Services under the Technical Services Arrangement	$708,000
Production equipment manufactured, net	192,000
Intellectual property and territory rights	19,487,000
Total proceeds	$20,387,000

Schedule of income from discontinued operations
	Year Ended March 31,
	2018	2017
Revenues	$–	$3,105,000
Cost of revenues	–	561,000
Income from discontinued operations before tax	–	2,544,000
Gain on disposal of discontinued operations before income taxes	–	19,679,000
Total income from discontinued operations, before tax	–	22,223,000
Income tax expense	–	(4,280,000)
Income from discontinued operations, net of tax	$–	$17,943,000